Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2012				2013
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$544	(544)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	18,491	-	-	18,491	18,491	-	-	18,491
Total Goodwill	$19,035	$(544)	$-	$18,491	$19,035	$(544)	$-	$18,491
In-progess R&D	47,309	-	(7,170)	40,139	47,309	-	(7,170)	40,139
License	1,973	(523)		1,450	-	-		-
Total Intangible assets	$49,282	$(523)	$(7,170)	$41,589	$47,309	$-	$(7,170)	$40,139